Schedule of Reconciliation Property Plant and Equipment (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Plant and equipment - at cost	$ 4,643,268	$ 4,385,521	$ 4,206,168
Less: Accumulated depreciation	(2,135,021)	(1,769,441)	(1,180,998)
Total	2,508,247	2,616,080	3,025,170
Opening balance	2,616,080	3,025,170	3,118,808
Additions	11,822	176,113	283,655
Foreign exchange movement	143,378	7,182	98,474
Depreciation expense	(263,033)	(592,385)	(456,904)
Disposals			(18,863)
Carrying amount at end of period	$ 2,508,247	$ 2,616,080	$ 3,025,170